SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Salary (Intangible asset – software)	$ 638,518	$ 641,547	$ 636,497
Share based payments	1,956,010	3,031,491	343,253
Salary (Professional fees)	1,772,106	966,718	1,739,430
Total	4,437,099	5,330,940	1,874,710
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Salary (Intangible asset – software)	107,382	284,694	258,281
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Salary (Intangible asset – software)	2,036,079	1,727,498	970,487
Intangible asset software [member]
IfrsStatementLineItems [Line Items]
Salary (Intangible asset – software)			137,374
Research and development [member]
IfrsStatementLineItems [Line Items]
Salary (research and development)	125,554	123,289	83,699
Professional fees [member]
IfrsStatementLineItems [Line Items]
Salary (Professional fees)	$ 212,074	$ 163,968	$ 81,616